Putnam Investments
                                 One Post Office Square
                                 Boston, MA 02109
                                 December 5 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re: Putnam RetirementReady Funds (Reg. No. 333-117134) (811-21598)
    (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

                                 Very truly yours,

                                 PUTNAM RETIREMENTREADY FUNDS

                                 /s/ Charles E. Porter
                             By: _______________________________________
                                 Charles E. Porter
                                 Executive Vice President, Associate Treasurer and Principal Executive Officer